Other Receivables - Summary of Other Receivables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other receivables [abstract]
Lease deposits	£ 293	£ 408
VAT recoverable	362	387
Other	107	624
Total	£ 762	£ 1,419